Fees Summary	Jan. 02, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 14,018,000
Previously Paid Amount	0.00
Total Fee Amount	2,146.16
Total Offset Amount	0.00
Net Fee	2,146.16
Narrative - Max Aggregate Offering Price	$ 14,018,000
Final Prospectus	true